                                                                                     Prudential Annuities Life Assurance Corporation

Advanced Series Advisors Choice(R)2000

                                                 Supplement dated November 30, 2009
                                                                 To
                                                   Prospectuses dated May 1, 2009

This  supplement  should  be read and  retained  with the  prospectus  for your  Annuity.  If you  would  like  another  copy of the prospectus, please call us at 1-888-PRU-2888.

In the  section of your  prospectus  entitled  "Underlying  Mutual  Fund  Portfolio  Annual  Expenses",  we replace the fees for the
Franklin Templeton VIP Founding Funds Allocation Fund with the following:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                       UNDERLYING PORTFOLIO                                              Other     (12b-1)       Fees &       Portfolio
                                                                     Management Fee    Expenses       Fee       Expenses      Expenses
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
      Franklin Templeton VIP Founding Funds Allocation Fund*            0.00%**         0.10%**      0.35%*      0.65%**      1.10%***

         *  Operating expenses are annualized.  12b-1 fees include distribution and service fees.

  ** Other Expenses include  administration  fees. The fund's  administrator has contractually  agreed to waive or limit its fee and to assume as its own expense certain  expenses of the Fund so that common annual Fund operating  expenses (i.e., a combination of fund  administration  fees and other  expenses,  but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed
   0.10%  (other  than  certain  non-routine   expenses  and  costs,   including  those  related  to  litigation,   indemnification,
   reorganizations,  and liquidations)  until April 30, 2010. Without including the effect of this  waiver/limitation,  Total Annual
   Portfolio  Expenses would be 1.13%.  The Fund does not pay management fees but will indirectly  bear its  proportionate  share of any management fees and other expenses paid by the underlying  funds (or "acquired  funds") in which it invests.  Acquired funds'
   estimated fees and expenses are based on acquired funds' expenses for the fiscal year ended December 31, 2008.

   *** Fund shares are held by a limited number of insurers,  and, when applicable,  by Funds of Funds.  Substantial  withdrawals by one or more insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher.